SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties
Issuance of options to related party			$ 721
Short-term salary and fees	$ 379	803	508
Short-term salary until deletion		22
Loan repayment			172
Conversion of loan to ordinary shares		657
Share based payments	900	2,084	98
Post-employment retirement benefits	39	98	94
Payment for Administrative services		34	36
Non-monetary benefits	21	49	29
Payments for legal services	180	287
Revaluation of financial liabilities at fair value	344	1,204
Proof of Concept projects paid by affiliated companies			(1,064)
Key management personnel compensation	2,429	$ 5,238	$ 594
Payments for consultant services	$ 566